AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 95.5%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $96,712,498)	9,676,048	$95,018,791
Short-Term Investment — 3.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,042,814)	3,042,814	3,042,814

TOTAL INVESTMENTS—98.6% (cost $99,755,312)(wd)		98,061,605

Other assets in excess of liabilities(z) — 1.4%		1,399,598

Net Assets — 100.0%		$99,461,203

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
718	5 Year U.S. Treasury Notes	Jun. 2023	$78,626,608	$1,066,521
348	10 Year U.S. Treasury Notes	Jun. 2023	39,992,814	1,096,445
				2,162,966
Short Positions:
108	2 Year U.S. Treasury Notes	Jun. 2023	22,296,938	(257,221)
231	3 Year U.S. Treasury Notes	Jun. 2023	48,946,735	(377,284)
122	10 Year U.S. Ultra Treasury Notes	Jun. 2023	14,779,157	(450,689)
91	20 Year U.S. Treasury Bonds	Jun. 2023	11,935,219	(504,411)
67	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	9,455,375	(380,640)
				(1,970,245)
				$192,721
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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